Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash Flows (Used In) Operating Activities
Net loss	$ (1,549,253)	$ (3,239,024)	$ (3,913,990)	$ (2,179,294)
Non-cash items:
Stock-based compensation expense	585,701	180,791	259,300	307,918
Acquired in-process research and development		2,000,000	2,000,000
Depreciation expense	75	25	51
Expenses paid by Sanovas on behalf of Company, net	523,053	772,581	1,225,014	548,148
Changes in operating assets and liabilities:
Increase in accounts payable and accrued liabilities	275,908	115,405	225,198	109,851
(Increase) decrease in deferred offering costs				43,787
Increase in accrued interest payable	2,880	4,180	5,140	2,619
Total adjustments	1,387,617	3,072,982	3,714,703	1,012,323
Net cash (used in) operating activities	(161,636)	(166,042)	(199,287)	(1,166,971)
Cash Flows (Used In) Investing Activities
Cash Flows (used in) Investing activities - Equipment purchase		(307)	(307)
Cash Flows From Financing Activities
Proceeds from common stock sold, net of costs		60,500	60,500	1,083,199
Proceeds from exercise of options and warrants		25,000	25,000	13,500
Proceeds from shareholders’ notes payable				73,000
Advances from related parties	161,642	79,534	109,185
Net cash provided by financing activities	161,642	165,034	194,685	1,169,699
Net increase (decrease) in cash	6	(1,315)	(4,909)	2,728
Cash at beginning of period	38	4,947	4,947	2,219
Cash at end of period	44	3,632	38	4,947
Supplemental information:
Retirement of due to Sanovas through the issuance of common stock to Sanovas Ophthalmology LLC (Note C)	950,086	353,432	939,802	390,358
Exchange of common stock by Sanovas Ophthalmology LLC for pre-funded warrants				2,801
Repayment of shareholders’ note payable through the exercise of warrants			$ 25,000
Interest paid
Income taxes paid
Offset of note payable-affiliates through the exercise of warrants		$ 25,000